Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended					1 Months Ended
	Feb. 13, 2012	Oct. 31, 2013	Mar. 28, 2013	Dec. 31, 2012	Mar. 28, 2013 Subsequent Event	Feb. 13, 2012 Onapristone License Agreement	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2008 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2012 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 License Agreement Ohio State University Research Foundation	Dec. 31, 2008 AR-42 License Agreement Ohio State University Research Foundation	Dec. 31, 2012 AR-42 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter	Jan. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Feb. 28, 2013 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Third And Fourth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Fifth And Sixth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement						$ 500,000		$ 450,000
Aggregate potential milestone payments							15,100,000			6,100,000	5,100,000
License agreement termination date							Feb. 13, 2032
Written notice period for termination of license agreement if breach is not cured							90 days	90 days
Prior written notice period for termination of license agreement by the company for any reason							90 days	90 days
Potential milestone payments, due after market approval										5,000,000	4,000,000
License agreement expiration date								20 years
Annual license fees													250,000		200,000	250,000	350,000
Notice period				60 days									60 days
Outstanding license fees				250,000										250,000
Outstanding license fees settled amount			235,000		235,000
Milestone payments		150,000
Services agreement expire date	Feb. 28, 2014
Services agreement monthly payment	70,833
Reimbursed Of Past Patent Expenses									$ 174,000			$ 373,000